Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021
Building [Member] | Bottom of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of the capitalized development costs	1 year
Building [Member] | Top of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of the capitalized development costs	5 years
Motor Vehicles [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of the capitalized development costs	3 years